Long-Term Debt And Loans Payable (Narrative) (Details) - USD ($)		1 Months Ended				12 Months Ended
	Feb. 24, 2016	Dec. 31, 2015	Oct. 31, 2015	May. 31, 2015	Mar. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014	Sep. 30, 2014
Debt Instrument [Line Items]
Aqua Pennsylvania's retainied earnings including minority interest		$ 930,061,000				$ 930,061,000	$ 849,952,000
Restricted assets		1,240,826,000				1,240,826,000
Total net assets		1,725,930,000				1,725,930,000
Gain on extinguishment of debt						$ 678,000
Average borrowings cost percentage						0.99%	1.00%
Maximum amount outstanding at the end of any one month						$ 9,440,000	$ 13,740,000
Average borrowing amount						5,132,000	5,657,000
Interest income						272,000	316,000	$ 438,000
Interest cost						76,808,000	76,713,000	77,754,000
Capitalized amount						6,219,000	5,134,000	$ 2,275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Letters of credit capacity available		26,640,000				26,640,000
Available capacity borrowed		60,000,000				60,000,000
Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Aqua Pennsylvania retained earning excluding minority interest		1,121,206,000				1,121,206,000
Aqua Pennsylvania's retainied earnings including minority interest		1,141,206,000				1,141,206,000
Restricted net assets		929,319,000				929,319,000
Total net assets		1,308,793,000				1,308,793,000
Debt instrument, issued		210,000,000				$ 210,000,000	$ 65,000,000
Senior unsecured notes										$ 50,000,000
Term of debt						3 years
Interest rate										1.92%
Gain on extinguishment of debt		678,000
Average borrowings cost percentage						0.86%	0.81%
Commitment fee percentage						0.05%
Maximum amount outstanding at the end of any one month						$ 40,000,000	$ 36,943,000
Average borrowing amount						25,486,000	$ 24,072,000
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Aqua Pennsylvania retained earning excluding minority interest		103,800,000				103,800,000
Aqua Pennsylvania's retainied earnings including minority interest		155,000,000				155,000,000
Swing-Line Commitment [Member]
Debt Instrument [Line Items]
Letters of credit capacity available		50,000,000				50,000,000
Available capacity borrowed		0				$ 0
Average borrowings cost percentage						0.87%	0.78%
Average borrowing amount						$ 82,880,000	$ 67,916,000
Unsecured Revolving Credit Facility With Four Banks [Member]
Debt Instrument [Line Items]
Term of debt						364 days
Available capacity borrowed		7,281,000				$ 7,281,000	13,658,000
Funds borrowed under credit facility									$ 100,000,000
Unsecured Revolving Credit Facility Maturity Year 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		200,000,000			$ 200,000,000	$ 200,000,000
Term of debt						5 years
Debt maturity, month					2017-03	2017-03
Sublimit for daily demand loans						$ 15,000,000
Short-Term Line Of Credit [Member]
Debt Instrument [Line Items]
Short-term lines of credit		35,500,000				35,500,000	60,500
Funds borrowed under credit facility		9,440,000				$ 9,440,000	4,740,000
First Mortgage Bonds Maturity Year 2035 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 25,000,000
Interest rate							3.64%
Debt maturity						2035
First Mortgage Bonds Maturity Year 2040 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 15,000,000
Interest rate							4.01%
Debt maturity						2040
First Mortgage Bonds Maturity Year 2045 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 13,000,000
Interest rate							4.06%
Debt maturity						2045
First Mortgage Bonds Maturity Year 2054 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 12,000,000
Interest rate							4.11%
Debt maturity						2054
First Mortgage Bonds Maturity Year 2036 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 65,000,000				$ 65,000,000
Interest rate		3.77%				3.77%
Debt maturity		2036
First Mortgage Bonds Maturity Year 2037 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 20,000,000				$ 20,000,000
Interest rate		3.82%				3.82%
Debt maturity		2037
First Mortgage Bonds Maturity Year 2038 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 25,000,000				$ 25,000,000
Interest rate		3.85%				3.85%
Debt maturity		2038
First Mortgage Bonds Maturity Year 2046 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 60,000,000				$ 60,000,000
Interest rate		4.16%				4.16%
Debt maturity		2046
First Mortgage Bonds Maturity Year 2047 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 20,000,000				$ 20,000,000
Interest rate		4.18%				4.18%
Debt maturity		2047
First Mortgage Bonds Maturity Year 2048 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 20,000,000				$ 20,000,000
Interest rate		4.20%				4.20%
Debt maturity		2048
First Mortgage Bonds Maturity Year 2025 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, issued			$ 4,000
Interest rate			8.14%
Debt maturity			2025
First Mortgage Bonds Maturity Year 2035 and 2038 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 95,985,000
Interest rate			5.00%
Senior Unsecured Notes Maturity Year 2030 [Member]
Debt Instrument [Line Items]
Senior unsecured notes				$ 70,000,000
Interest rate				3.59%
Debt maturity				2030
Senior Unsecured Notes [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Senior unsecured notes				$ 50,000,000
Term of debt						3 years
Interest rate				1.975%
Long Debt [Member]
Debt Instrument [Line Items]
Weighted average cost of long-term debt		4.44%				4.44%	4.65%
Fixed Rate Long-Term Debt [Member]
Debt Instrument [Line Items]
Weighted average cost of fixed rate long-term debt		4.57%				4.57%	4.85%
Minimum [Member] | First Mortgage Bonds Maturity Year 2035 and 2038 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt maturity			2035
Maximum [Member] | First Mortgage Bonds Maturity Year 2035 and 2038 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt maturity			2038
Subsequent Event [Member] | Unsecured Revolving Credit Facility Maturity Year 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 250,000,000
Debt maturity, month	2021-02